Schedule of Lease Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost	¥ 5,807	¥ 5,599	¥ 8,880
Cost of other leases with period less than one year	1,614	3,340	1,194
Total	¥ 7,421	¥ 8,939	¥ 10,074